Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Global Infrastructure Fund, Inc.
Entity Central Index Key	0001276070
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class A
Trading Symbol	CSUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 14.31% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 14.36%, and the MSCI World Index - net, which returned 21.09%.

Stock selection and an overweight allocation to gas distribution contributed to relative performance compared with the Linked Index.[1] This included beneficial positioning in Sempra Energy. An underweight early in the year ahead of its guidance reduction later became an overweight position, reflecting our view that the market had overreacted to the news. It continued to outperform following management's announcement of the sale of a 45% stake in its infrastructure unit for $10 billion, exceeding market expectations. Stock selection in electric utilities also contributed to relative performance. An overweight investment in Brazil's Cia Paranaense de Energia (Copel) rose materially, driven by significant cost reductions and its continued renewable energy expansion. The company also divested non-core solar assets to streamline operations. Stock selection in communications further aided relative returns. The Fund held an overweight investment in satellite telecommunications company SES, which rose sharply on strong operating results, driven by robust growth in its networks segment. The successful integration with a multinational satellite services provider, delivering tangible synergies and expanded operational capacity, also helped.

Stock selection in airports detracted from relative performance. This included the timing of our investment in Airports of Thailand. The stock was volatile amid the company's dispute (since resolved) with its major duty-free concessionaire. Stock selection and an underweight allocation to water utilities also detracted from relative performance, due partly to the timing of our investments in American Water Works. Stock selection and an underweight allocation to railways likewise hindered relative performance. An overweight position in RUMO struggled amid a challenging macro environment in Brazil during the period.

Top contributors	Top detractors
Gas Distribution	Airports
Electric	Water
Communications	Railways

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	9.17%	6.45%	7.45%
Without sales charge	14.31%	7.44%	7.94%
MSCI World Index - net	21.09%	12.15%	12.17%
Linked Index[1]	14.36%	6.95%	7.79%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 986,789,133
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 6,264,093
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$986,789,133
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	82%
Net advisory fees paid	$6,264,093

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Sector diversification[3,5]	(%)
Electric	42.5%
Midstream	13.0%
Railways	12.9%
Gas Distribution	8.1%
Airports	7.1%
Communications	3.9%
Toll Roads	3.7%
Marine Ports	2.7%
Water	1.8%
Other (includes short-term investments)	4.3%

Country diversification[3,5]	(%)
United States	58.3%
Canada	6.5%
Japan	4.1%
Australia	4.1%
India	3.4%
Spain	3.2%
United Kingdom	3.1%
Brazil	2.7%
Mexico	2.4%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class C
Trading Symbol	CSUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.86%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 13.54% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 14.36%, and the MSCI World Index - net, which returned 21.09%.

Stock selection and an overweight allocation to gas distribution contributed to relative performance compared with the Linked Index.[1] This included beneficial positioning in Sempra Energy. An underweight early in the year ahead of its guidance reduction later became an overweight position, reflecting our view that the market had overreacted to the news. It continued to outperform following management's announcement of the sale of a 45% stake in its infrastructure unit for $10 billion, exceeding market expectations. Stock selection in electric utilities also contributed to relative performance. An overweight investment in Brazil's Cia Paranaense de Energia (Copel) rose materially, driven by significant cost reductions and its continued renewable energy expansion. The company also divested non-core solar assets to streamline operations. Stock selection in communications further aided relative returns. The Fund held an overweight investment in satellite telecommunications company SES, which rose sharply on strong operating results, driven by robust growth in its networks segment. The successful integration with a multinational satellite services provider, delivering tangible synergies and expanded operational capacity, also helped.

Stock selection in airports detracted from relative performance. This included the timing of our investment in Airports of Thailand. The stock was volatile amid the company's dispute (since resolved) with its major duty-free concessionaire. Stock selection and an underweight allocation to water utilities also detracted from relative performance, due partly to the timing of our investments in American Water Works. Stock selection and an underweight allocation to railways likewise hindered relative performance. An overweight position in RUMO struggled amid a challenging macro environment in Brazil during the period.

Top contributors	Top detractors
Gas Distribution	Airports
Electric	Water
Communications	Railways

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	12.54%[2]	6.74%	7.24%
Without sales charge	13.54%	6.74%	7.24%
MSCI World Index - net	21.09%	12.15%	12.17%
Linked Index[1]	14.36%	6.95%	7.79%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 986,789,133
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 6,264,093
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$986,789,133
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	82%
Net advisory fees paid	$6,264,093

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Sector diversification[3,5]	(%)
Electric	42.5%
Midstream	13.0%
Railways	12.9%
Gas Distribution	8.1%
Airports	7.1%
Communications	3.9%
Toll Roads	3.7%
Marine Ports	2.7%
Water	1.8%
Other (includes short-term investments)	4.3%

Country diversification[3,5]	(%)
United States	58.3%
Canada	6.5%
Japan	4.1%
Australia	4.1%
India	3.4%
Spain	3.2%
United Kingdom	3.1%
Brazil	2.7%
Mexico	2.4%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class I
Trading Symbol	CSUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 14.70% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 14.36%, and the MSCI World Index - net, which returned 21.09%.

Stock selection and an overweight allocation to gas distribution contributed to relative performance compared with the Linked Index.[1] This included beneficial positioning in Sempra Energy. An underweight early in the year ahead of its guidance reduction later became an overweight position, reflecting our view that the market had overreacted to the news. It continued to outperform following management's announcement of the sale of a 45% stake in its infrastructure unit for $10 billion, exceeding market expectations. Stock selection in electric utilities also contributed to relative performance. An overweight investment in Brazil's Cia Paranaense de Energia (Copel) rose materially, driven by significant cost reductions and its continued renewable energy expansion. The company also divested non-core solar assets to streamline operations. Stock selection in communications further aided relative returns. The Fund held an overweight investment in satellite telecommunications company SES, which rose sharply on strong operating results, driven by robust growth in its networks segment. The successful integration with a multinational satellite services provider, delivering tangible synergies and expanded operational capacity, also helped.

Stock selection in airports detracted from relative performance. This included the timing of our investment in Airports of Thailand. The stock was volatile amid the company's dispute (since resolved) with its major duty-free concessionaire. Stock selection and an underweight allocation to water utilities also detracted from relative performance, due partly to the timing of our investments in American Water Works. Stock selection and an underweight allocation to railways likewise hindered relative performance. An overweight position in RUMO struggled amid a challenging macro environment in Brazil during the period.

Top contributors	Top detractors
Gas Distribution	Airports
Electric	Water
Communications	Railways

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	14.70%	7.81%	8.31%
MSCI World Index - net	21.09%	12.15%	12.17%
Linked Index[1]	14.36%	6.95%	7.79%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 986,789,133
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 6,264,093
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$986,789,133
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	82%
Net advisory fees paid	$6,264,093

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Sector diversification[3,5]	(%)
Electric	42.5%
Midstream	13.0%
Railways	12.9%
Gas Distribution	8.1%
Airports	7.1%
Communications	3.9%
Toll Roads	3.7%
Marine Ports	2.7%
Water	1.8%
Other (includes short-term investments)	4.3%

Country diversification[3,5]	(%)
United States	58.3%
Canada	6.5%
Japan	4.1%
Australia	4.1%
India	3.4%
Spain	3.2%
United Kingdom	3.1%
Brazil	2.7%
Mexico	2.4%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class R
Trading Symbol	CSURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$146	1.36%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 14.17% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 14.36%, and the MSCI World Index - net, which returned 21.09%.

Stock selection and an overweight allocation to gas distribution contributed to relative performance compared with the Linked Index.[1] This included beneficial positioning in Sempra Energy. An underweight early in the year ahead of its guidance reduction later became an overweight position, reflecting our view that the market had overreacted to the news. It continued to outperform following management's announcement of the sale of a 45% stake in its infrastructure unit for $10 billion, exceeding market expectations. Stock selection in electric utilities also contributed to relative performance. An overweight investment in Brazil's Cia Paranaense de Energia (Copel) rose materially, driven by significant cost reductions and its continued renewable energy expansion. The company also divested non-core solar assets to streamline operations. Stock selection in communications further aided relative returns. The Fund held an overweight investment in satellite telecommunications company SES, which rose sharply on strong operating results, driven by robust growth in its networks segment. The successful integration with a multinational satellite services provider, delivering tangible synergies and expanded operational capacity, also helped.

Stock selection in airports detracted from relative performance. This included the timing of our investment in Airports of Thailand. The stock was volatile amid the company's dispute (since resolved) with its major duty-free concessionaire. Stock selection and an underweight allocation to water utilities also detracted from relative performance, due partly to the timing of our investments in American Water Works. Stock selection and an underweight allocation to railways likewise hindered relative performance. An overweight position in RUMO struggled amid a challenging macro environment in Brazil during the period.

Top contributors	Top detractors
Gas Distribution	Airports
Electric	Water
Communications	Railways

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	14.17%	7.28%	7.78%
MSCI World Index - net	21.09%	12.15%	12.17%
Linked Index[1]	14.36%	6.95%	7.79%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 986,789,133
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 6,264,093
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$986,789,133
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	82%
Net advisory fees paid	$6,264,093

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Sector diversification[3,5]	(%)
Electric	42.5%
Midstream	13.0%
Railways	12.9%
Gas Distribution	8.1%
Airports	7.1%
Communications	3.9%
Toll Roads	3.7%
Marine Ports	2.7%
Water	1.8%
Other (includes short-term investments)	4.3%

Country diversification[3,5]	(%)
United States	58.3%
Canada	6.5%
Japan	4.1%
Australia	4.1%
India	3.4%
Spain	3.2%
United Kingdom	3.1%
Brazil	2.7%
Mexico	2.4%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class Z
Trading Symbol	CSUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 14.69% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 14.36%, and the MSCI World Index - net, which returned 21.09%.

Stock selection and an overweight allocation to gas distribution contributed to relative performance compared with the Linked Index.[1] This included beneficial positioning in Sempra Energy. An underweight early in the year ahead of its guidance reduction later became an overweight position, reflecting our view that the market had overreacted to the news. It continued to outperform following management's announcement of the sale of a 45% stake in its infrastructure unit for $10 billion, exceeding market expectations. Stock selection in electric utilities also contributed to relative performance. An overweight investment in Brazil's Cia Paranaense de Energia (Copel) rose materially, driven by significant cost reductions and its continued renewable energy expansion. The company also divested non-core solar assets to streamline operations. Stock selection in communications further aided relative returns. The Fund held an overweight investment in satellite telecommunications company SES, which rose sharply on strong operating results, driven by robust growth in its networks segment. The successful integration with a multinational satellite services provider, delivering tangible synergies and expanded operational capacity, also helped.

Stock selection in airports detracted from relative performance. This included the timing of our investment in Airports of Thailand. The stock was volatile amid the company's dispute (since resolved) with its major duty-free concessionaire. Stock selection and an underweight allocation to water utilities also detracted from relative performance, due partly to the timing of our investments in American Water Works. Stock selection and an underweight allocation to railways likewise hindered relative performance. An overweight position in RUMO struggled amid a challenging macro environment in Brazil during the period.

Top contributors	Top detractors
Gas Distribution	Airports
Electric	Water
Communications	Railways

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	14.69%	7.81%	8.32%
MSCI World Index - net	21.09%	12.15%	12.17%
Linked Index[1]	14.36%	6.95%	7.79%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 986,789,133
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 6,264,093
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$986,789,133
Number of portfolio holdings (excluding derivatives)	67
Portfolio turnover rate	82%
Net advisory fees paid	$6,264,093

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Sector diversification[3,5]	(%)
Electric	42.5%
Midstream	13.0%
Railways	12.9%
Gas Distribution	8.1%
Airports	7.1%
Communications	3.9%
Toll Roads	3.7%
Marine Ports	2.7%
Water	1.8%
Other (includes short-term investments)	4.3%

Country diversification[3,5]	(%)
United States	58.3%
Canada	6.5%
Japan	4.1%
Australia	4.1%
India	3.4%
Spain	3.2%
United Kingdom	3.1%
Brazil	2.7%
Mexico	2.4%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.7%
TC Energy Corp.	4.6%
Union Pacific Corp.	4.1%
Entergy Corp.	3.6%
CSX Corp.	3.4%
Sempra	3.1%
Norfolk Southern Corp.	2.6%
National Grid PLC	2.4%
Grupo Aeroportuario del Sureste SAB de CV	2.4%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348